Supplementary Oil And Gas Information (Unaudited) - Natural Gas Narrative (Details) - Natural Gas - Bcf	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Change in proved developed and undeveloped reserves, net (in MMbbl)	928	3,617	2,919
Extensions and discoveries (in MMbbl)	251	545	173
Improved recovery (in MMbbl)	192	161	159
Purchases of reserves in place (in MMbbl)	228	1,654	2,615
Sales of reserves in place (in Bcf)	0	1	4
Production (in Bcf)	693	587	524
Economic revisions due to prices (in Bcf)	(575)	708	100
Revisions of prior estimates (in Bcf)	1,526	1,136	399